Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts payable and accrued expenses

Note 6 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2011	2010
Accounts payable	$10,618	$116,137
Payable for assets acquired	115,875	116,025
Accrued Interest	32,786	50,021
Deferred revenue	39,884	15,647
Accrued liabilities	10,000	13,500
Total	$209,163	$311,330